Equity - Treasury Stock - Class A Treasury Stock (Details) - Class A, Ordinary shares - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity
Number of shares outstanding	426,129,798	426,129,798	426,129,798
Treasury stock
Equity
Number of shares outstanding	0	0